Share-Based Compensation - Compensation Expense Included in Non-Interest Expense and Related Income Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 2,010	$ 1,861	$ 2,053
Income tax benefit	331	317	375
Restricted Stock And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	12,513	12,045	9,932
Income tax benefit	4,380	4,215	3,476
Phantom Stock and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 12,933	$ 12,109	$ 5,496